Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income from continuing operations	$ 276,922	$ 1,930,113	$ 836,772
Net (loss) income from discontinued operation		261,324	(203,023)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Allowance for doubtful accounts	35,323	83,370
Depreciation and amortization	1,018,856	944,036	599,045
Gain from disposal of property and equipment	(542,320)	(143,857)
Deferred tax expenses (benefit)	(63,392)	147,660	286,905
Changes in assets and liabilities
Accounts receivable	(6,317,084)	4,025,371	(2,791,065)
Notes receivable	(1,612,995)
Inventories	1,568,669	(450,926)	23,542
Advances to suppliers	4,310,456	(7,106,766)	(44,292)
Prepaid expenses and other current assets	537,771	2,279,571	(2,478,963)
Amount due from related parties	1,839,439	(4,971,495)	(3,983)
Accounts payable	253,806	(389,258)	442,799
Advances from customers	37,909	88,295	(11,118)
Accrued expenses and other payables	2,512,933	(2,538,046)	3,755,909
Income tax payable	160,380	575,724
Net cash provided by (used in) operating activities, continuing operations	4,016,673	(5,526,208)	615,551
Net cash provided by operating activities, discontinued operation	8,096	2,824,041	336,902
Total cash provided by (used in) operating activities	4,024,769	(2,702,167)	952,453
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(2,344,667)	(3,146,269)	(42,076)
Purchase of short-term investments	(2,141,144)
Proceed from disposal of property and equipment	1,135,964	206,355
Interest-free loan to related parties	(1,042,024)	(101,896)
Collection of loan to related parties	1,042,024	101,896
Net cash used in investing activities, continuing operations	(3,349,847)	(2,939,914)	(42,076)
Net cash (used in) provided by investing activities, discontinued operation		1,017,588	(10,758)
Total cash used in investing activities	(3,349,847)	(1,922,326)	(52,834)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term borrowings	294,568	41,002
Repayments of short-term borrowings	(22,985)	(14,082)
Proceeds from interest-free loan from a related party		4,374,249
Repayment of interest-free loan to a related party	(4,289,426)
Interest-free loan to a shareholder	(377,634)	(1,857,441)	(1,292,731)
Collection of loan from a shareholder	391,116	683,880	400,619
Capital contribution		4,261,636
Contribution from non-controlling interests		728,741
Net cash (used in) provided by financing activities, continuing operations	(4,004,361)	8,217,985	(892,112)
Total cash (used in) provided by financing activities	(4,004,361)	8,217,985	(892,112)
Effect of exchange rate changes	36,324	12,778	(1,096)
Net increase (decrease) in cash, cash equivalents and restricted cash	(3,293,115)	3,606,270	6,411
Cash, cash equivalents and restricted cash, at beginning of year	3,633,645	27,375	20,964
Cash, cash equivalents and restricted cash, at end of year	340,530	3,633,645	27,375
Reconciliation of cash, cash equivalents, and restricted cash to the Consolidated Balance Sheets
Cash and cash equivalents	322,598	3,633,645	5,570
Restricted cash	17,932		21,805
Total cash, cash equivalents, and restricted cash	340,530	3,633,645	27,375
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	159
Interests paid	4,702	19,180
NON-CASH ACTIVITIES:
Settlement of prepayments to a related party with inventories		2,428,036
Purchase of property and equipment by amount due to related parties			1,785,821
Settlement of other receivables with receivable from a shareholder		$ 59,682	$ 542,491